Income Taxes (Tables)	12 Months Ended
Feb. 29, 2020
Income Taxes
Schedule of components of loss before income taxes

	Fiscal year
	2019	2020
Domestic	$(56,586)	$(51,795)
Foreign	144	558
Total	$(56,442)	$(51,237)

Schedule of significant components of income taxes

	Fiscal year
	2019	2020
Currently payable:
Federal	$—	$—
State and Local	—	—
Foreign	55	129
Total currently payable	55	129
Deferred:
Federal	—	—
State and Local	—	—
Foreign	—	—
Total deferred	—	—
Provision (benefit) for income taxes	$55	$129

Schedule of reconciliation of income tax expense at the U.S. Federal statutory income tax rate to actual income tax provision

	Fiscal year
	2019	2020
Federal income tax expense at statutory tax rate	21.0%	21.0%
State income taxes, net of federal tax benefit	6.0	7.5
Stock‑based compensation	(2.1)	3.9
Transaction costs	0.0	(0.2)
Changes in valuation allowances	(24.8)	(31.4)
Other	(0.2)	(1.0)
Effective Income Tax Rate	(0.1)%	(0.2)%

Schedule of significant components of the Company's deferred tax assets and liabilities

	Fiscal year
	2019	2020
Deferred tax assets:
Net operating loss and tax credit carryforwards	$55,664	$76,508
Other accruals and reserves	3,529	3,413
Stock‑based compensation	491	561
Deferred rent	1,066	1,280
Interest expense deduction limitation carryforward	742	1,549
Intangibles	19	—
Property, plant & equipment	252	526
Other	139	355
Valuation allowance	(61,902)	(83,640)
Deferred tax assets	—	552
Deferred tax liabilities:
Intangibles	—	(552)
Deferred tax liabilities	—	(552)
Net deferred taxes	$—	$—

Schedule of changes in valuation allowance

	Fiscal year
	2019	2020
Balance at the beginning of the period	$47,908	$61,902
(Decrease) increase due to NOLs and temporary differences	13,994	16,100
(Decrease) increase due to acquisitions	—	5,638
Balance at the end of the period	$61,902	$83,640